ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES [Text Block]

NOTE 6 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2014 and 2013 included the following:

	December 31, 2014	December 31, 2013

Salaries and bonus payable	$411,733	$76,047
Sales tax payable	464,852	212,645
Interest payable	214,010	42,357
Accrued state margin tax	264,910	95,927
Other	336,616	276,326

Total Accrued Expenses	$1,692,121	$703,302